Summary of Significant Accounting Policies: Research and Development Costs (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2014 US ($)	Mar. 31, 2013 US ($)	Mar. 31, 2014 US ($)	Mar. 31, 2013 US ($)	Jun. 30, 2013 US ($)	Mar. 31, 2014 CNY
Repayment of Contracts						$ 243,380					$ 1,500,000
Research and Development Expense	$ 25,699	$ 1,995	$ 88,450	$ 5,985	$ 7,800	$ 25,699	$ 1,995	$ 88,450	$ 5,985	$ 7,982